Restricted cash	12 Months Ended
Dec. 31, 2017
Restricted Cash and Investments [Abstract]
Restricted cash	Restricted cash Short term restricted cash of $4.2 million and $5.2 million at December 31, 2017 and 2016, respectively, mainly relates to tax withholding deposits.